Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (15,419,308)	$ (19,166,753)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	669,088	656,047
Loss on disposal of property and equipment	0	6,309
Noncash interest expense	185,294	4,527
Share-based compensation	911,398	945,461
Inventory obsolescence	0	113,465
Change in fair value of warrant liabilities	(144,064)	0
Unamortized discount on bridge loan at repayment	85,932	0
Changes in operating assets and liabilities:
Accounts receivable	(260,471)	136,226
Inventory	161,027	20,179
Other assets	(315,688)	263,882
Accounts payable	(563,357)	(53,229)
Accrued compensation and other liabilities	399,224	(163,223)
Deferred revenue	(12,955)	(13,528)
Net cash used in operating activities	(14,303,880)	(17,250,637)
Cash flows from investing activities
Purchases of property and equipment (net of proceeds on disposals)	(276,950)	(123,514)
Net cash used in investing activities	(276,950)	(123,514)
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs	3,808,836	4,405,973
Proceeds from issuance of promissory notes, net of issuance costs	0	204,895
Proceeds from private offering of common stock, preferred stock and warrants, net of issuance costs	0	9,460,749
Proceeds from issuance of units, net of selling costs	8,754,882	0
Proceeds from exercise of stock options and warrants	76,537	23,771
Proceeds from debt, net of issuance costs	1,168,222	0
Payments on debt	(1,255,198)	(178,997)
Payments on capital lease obligations	(205,085)	(251,701)
Net cash provided by financing activities	12,348,194	13,664,690
Effects of exchange rates on cash	(37,517)	12,565
Net decrease in cash and cash equivalents	(2,270,153)	(3,696,896)
Cash and cash equivalents at beginning of year	4,117,324	7,814,220
Cash and cash equivalents at end of year	1,847,171	4,117,324
Supplemental disclosure of cash flow information
Cash paid for interest	48,211	58,564
Supplemental disclosures of noncash investing and financing activities:
Unpaid deferred offering costs	48,398	0
Shares issued to settle obligations	133,245	0
Issuance of placement agent warrant	$ 93,677	$ 0